BIOLOGICAL ASSETS (Detail Textuals) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,086,713	$ 1,088,528	$ 114,559
Percentage of biological assets complete as to next expected harvest date	41.00%
Percentage of biological assets average stage of completion		39.00%
Sensitivity analysis, Impact of 5% increase (decrease) in estimated yield of cannabis per plant, Increase (decrease) in fair value of biological assets	$ 25,098	$ 52,620
Sensitivity analysis, Impact of 5% increase (decrease) in average selling price per gram less cost to sell, Increase (decrease) in fair value of biological assets	29,681	59,579
Cannabis seeds
Disclosure of detailed information about biological assets [line items]
Biological assets	28,745	28,570
Cannabis plants
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,057,968	$ 1,059,958